11. Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans
11.	Employee Benefit Plans

The Company has a defined contribution 401(k) savings plan (the “401(k) Plan”). The 401(k) Plan covers substantially all U.S. employees, and allows participants to defer a portion of their annual compensation on a pre-tax basis or make post-tax contributions. Company contributions to the 401(k) Plan may be made at the discretion of the Board of Directors. There were no company contributions to the 401(k) Plan during the year ended December 31, 2018. The Company made contributions of approximately $51,000 to the 401(k) Plan for the year ended December 31, 2017.

In the U.K., the Company has adopted a defined contribution plan (the “UK Plan”) which qualifies under the rules established by HM Revenue & Customs. The UK Plan generally allows all U.K. employees to contribute a minimum of 3% of salary with no maximum limit. The Company contributes to the plan between 8% and 12% of the employee’s salary, depending upon seniority of the employee. The Company, at its discretion, may also contribute to an employee’s personal pension plan. There were no contributions for the years ended December 31, 2018 and December 31, 2017, respectively.